RELATED PARTY TRANSACTIONS (Details)			1 Months Ended	12 Months Ended
	Jul. 12, 2018 USD ($)	Sep. 05, 2015 USD ($) quarterly_payment	Nov. 30, 2015 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Covenant, net debt to EBITDA leverage ratio, maximum				6.5
Debt guarantee				$ 389,300,000	$ 422,300,000
PT Pesona
Related Party Transaction [Line Items]
Expenses from transactions with related party				$ 500,000	500,000	$ 900,000
Golar LNG Limited
Related Party Transaction [Line Items]
Term of Charter				5 years
PTGI | PT Pesona
Related Party Transaction [Line Items]
Ownership percentage				51.00%
Golar, Keppel, and B&V
Related Party Transaction [Line Items]
Operating expense reimbursement percentage				50.00%
Operating expense reimbursement, threshold				$ 32,400,000
Operating expense reimbursement, withholding taxes				50.00%
Operating expense reimbursement, withholding taxes, threshold				$ 4,200,000
Operating expense reimbursement, maximum exposure, period				8 years
Operating expense reimbursement, maximum				$ 20,000,000
Hilli LLC
Related Party Transaction [Line Items]
Business acquisition, percentage of interests acquired	50.00%			50.00%
Interest Rate Swap
Related Party Transaction [Line Items]
Notional Amount				$ 1,233,771,000	1,557,834,000
Interest Rate Swap | Hilli LLC
Related Party Transaction [Line Items]
Notional Amount					480,000,000.0
Hilli Facility | Hilli LLC
Related Party Transaction [Line Items]
Long-term debt, term		10 years
Face amount of debt instrument		$ 960,000,000
Number of quarterly consecutive payments | quarterly_payment		40
Percentage of quarterly repayments of construction costs		1.375%
Margin on LIBOR		3.95%
Tunda Corp | Golar Tundra
Related Party Transaction [Line Items]
Purchase consideration			$ 254,600,000
Golar, Keppel, and B&V
Related Party Transaction [Line Items]
Operating expense reimbursement, threshold				39,500,000
Operating expense reimbursement, withholding taxes, threshold				$ 5,200,000
Operating expense reimbursement, maximum exposure, period				8 years
Operating expense reimbursement, maximum				$ 20,000,000
Hilli LLC | Golar, Keppel, and B&V
Related Party Transaction [Line Items]
Operating Expense Reimbursement, Amount				400,000	2,200,000
Ship Management Fees | PT Pesona
Related Party Transaction [Line Items]
Expenses from transactions with related party				300,000	$ 200,000	$ 200,000
Golar Hilli LLC | Fortune Lianjiang Shipping
Related Party Transaction [Line Items]
Covenants, free liquid assets	$ 30,000,000
Covenant, net debt to EBITDA leverage ratio, maximum	6.5
Consolidated net worth requirement	$ 123,950,000
Other Current Liabilities
Related Party Transaction [Line Items]
Guarantor obligations, fair value				1,500,000
Other Noncurrent Liabilities
Related Party Transaction [Line Items]
Guarantor obligations, fair value				$ 5,000,000.0